Shareholder Report	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	X-Square Balanced Fund, LLC
Entity Central Index Key	0001763143
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000210871
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Class A
Trading Symbol	SQBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about X- Square Balanced Fund - A for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - A	$141	2.75%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	2.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance of the Fund in 2024 was driven by heightened volatility and declining valuations in equity markets, which impacted all three major strategy groups. The market has been increasingly unpredictable and may increase risk in the investment strategy. The Fund will aim to stretch the risks of the markets in the next year.

During the fiscal year ended June 30, 2024, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A - NAV - $13,788	Class A - Load - $13,270	S&P 500 Total Return Index - $33,292	60% S&P 500 and 40% Bloomberg US Aggregate - $22,283
6/30/24	$13,788	$13,270	$19,209	$14,808
12/31/23	$12,983	$12,496	$16,662	$13,623
6/30/23	$12,044	$11,592	$15,422	$12,829
12/31/22	$11,310	$10,886	$13,193	$11,578
6/30/22	$10,960	$10,549	$12,896	$11,533
12/31/21	$12,691	$12,215	$16,111	$13,748
6/30/21	$12,570	$12,098	$14,427	$12,849
12/31/20	$11,610	$11,174	$12,518	$11,866
6/30/20	$10,250	$9,865	$10,247	$10,445
12/31/19	$10,370	$9,981	$10,573	$10,343
11/1/19	$10,000	$9,625	$10,000	$10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	Since Inception
Class A - NAV (Incep. November 1, 2019)	14.48%	7.13%
Class A - Load	10.19%	6.26%
S&P 500 Total Return Index	24.56%	15.03%
60% S&P 500 and 40% Bloomberg US Aggregate	15.42%	8.91%

Performance Inception Date		Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 53,626,267	$ 53,626,267
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 243,694
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$53,626,267 # of Portfolio Holdings78 Portfolio Turnover Rate 12% Advisory Fees Paid$243,694
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.08%
5-10 Years	2.74%
No Maturity	11.66%
> 10 Years	25.92%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	7.81%
Ginnie Mae II Pool, 2.00%, 10/20/2051	7.61%
Ginnie Mae II Pool, 2.00%, 11/20/2051	6.78%
United States Treasury Bill, 5.19%, 09/05/2024	5.82%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.72%
U.S. Treasury Note, 0.625%, 10/15/2024	2.92%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.74%
Suncor Energy, Inc.	2.16%
United States Treasury Bill, 5.13%, 07/25/2024	2.04%
Occidental Petroleum Corp.	1.97%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000210872
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Class C
Trading Symbol	SQCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about X- Square Balanced Fund - C for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - C	$179	3.50%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	3.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance of the Fund in 2024 was driven by heightened volatility and declining valuations in equity markets, which impacted all three major strategy groups. The market has been increasingly unpredictable and may increase risk in the investment strategy. The Fund will aim to stretch the risks of the markets in the next year.

During the fiscal year ended June 30, 2024, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C - NAV - $13,308	Class C - Load - $13,308	S&P 500 Total Return Index - $33,292	60% S&P 500 and 40% Bloomberg US Aggregate - $22,283
6/30/24	$13,308	$13,308	$19,209	$14,808
12/31/23	$12,587	$12,587	$16,662	$13,623
6/30/23	$11,720	$11,720	$15,422	$12,829
12/31/22	$11,038	$11,038	$13,193	$11,578
6/30/22	$10,739	$10,739	$12,896	$11,533
12/31/21	$12,481	$12,481	$16,111	$13,748
6/30/21	$12,410	$12,410	$14,427	$12,849
12/31/20	$11,500	$11,500	$12,518	$11,866
6/30/20	$10,190	$10,190	$10,247	$10,445
12/31/19	$10,350	$10,350	$10,573	$10,343
11/1/19	$10,000	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	Since Inception
Class C - NAV (Incep. November 1, 2019)	13.55%	6.32%
Class C - Load	12.55%	6.32%
S&P 500 Total Return Index	24.56%	15.03%
60% S&P 500 and 40% Bloomberg US Aggregate	15.42%	8.91%

Performance Inception Date		Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 53,626,267	$ 53,626,267
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 243,694
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$53,626,267 # of Portfolio Holdings78 Portfolio Turnover Rate 12% Advisory Fees Paid$243,694
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.08%
5-10 Years	2.74%
No Maturity	11.66%
> 10 Years	25.92%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	7.81%
Ginnie Mae II Pool, 2.00%, 10/20/2051	7.61%
Ginnie Mae II Pool, 2.00%, 11/20/2051	6.78%
United States Treasury Bill, 5.19%, 09/05/2024	5.82%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.72%
U.S. Treasury Note, 0.625%, 10/15/2024	2.92%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.74%
Suncor Energy, Inc.	2.16%
United States Treasury Bill, 5.13%, 07/25/2024	2.04%
Occidental Petroleum Corp.	1.97%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000210870
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Institutional
Trading Symbol	SQBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about X- Square Balanced Fund - Institutional for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - Institutional	$128	2.50%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance of the Fund in 2024 was driven by heightened volatility and declining valuations in equity markets, which impacted all three major strategy groups. The market has been increasingly unpredictable and may increase risk in the investment strategy. The Fund will aim to stretch the risks of the markets in the next year.

During the fiscal year ended June 30, 2024, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional - $13,951	S&P 500 Total Return Index - $33,292	60% S&P 500 and 40% Bloomberg US Aggregate - $22,283
6/30/24	$13,951	$19,209	$14,808
12/31/23	$13,126	$16,662	$13,623
6/30/23	$12,155	$15,422	$12,829
12/31/22	$11,401	$13,193	$11,578
6/30/22	$11,031	$12,896	$11,533
12/31/21	$12,761	$16,111	$13,748
6/30/21	$12,620	$14,427	$12,849
12/31/20	$11,650	$12,518	$11,866
6/30/20	$10,270	$10,247	$10,445
12/31/19	$10,370	$10,573	$10,343
11/1/19	$10,000	$10,000	$10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	Since Inception
Institutional (Incep. November 1, 2019)	14.78%	7.40%
S&P 500 Total Return Index	24.56%	15.03%
60% S&P 500 and 40% Bloomberg US Aggregate	15.42%	8.91%

Performance Inception Date		Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 53,626,267	$ 53,626,267
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 243,694
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$53,626,267 # of Portfolio Holdings78 Portfolio Turnover Rate 12% Advisory Fees Paid$243,694
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.08%
5-10 Years	2.74%
No Maturity	11.66%
> 10 Years	25.92%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	7.81%
Ginnie Mae II Pool, 2.00%, 10/20/2051	7.61%
Ginnie Mae II Pool, 2.00%, 11/20/2051	6.78%
United States Treasury Bill, 5.19%, 09/05/2024	5.82%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.72%
U.S. Treasury Note, 0.625%, 10/15/2024	2.92%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.74%
Suncor Energy, Inc.	2.16%
United States Treasury Bill, 5.13%, 07/25/2024	2.04%
Occidental Petroleum Corp.	1.97%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.